Notes receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Notes receivable

NOTE 19 – NOTES RECEIVABLE

On July 15, 2016, the Company entered into a charter restructuring agreement for the reduction of the hire rate for five Containerships chartered out to HMM which resulted in a decrease in cash charter hire to be received of approximately $38,461. More specifically, the reduction of the hire rate will be applied as follows:

•       With effect from (and including) July 18, 2016 until (and including) December 31, 2019, hire rate shall be reduced to $24,400 per day pro rata.

•       With effect from (and including) January 1, 2020, hire rate shall be restored to the rate of $30,500 per day pro rata until redelivery.

In exchange for the reduction of the hire rate, the Company received (i) $7,692 on principal amount of senior, unsecured notes, amortizing subject to available cash flows, accruing interest at 3% per annum payable on maturity in July 2024 and (ii) 3,657 freely tradable securities of HMM (publicly traded at the Stock Market Division of the Korean Exchange).

On July 18, 2016, the Company recognized the fair value of the HMM securities totaling $40,277 and also recognized the fair value of the senior unsecured notes totaling $6,074. The total fair value of the non-cash compensation received was recognized as deferred revenue, which will be amortized over the remaining duration of each time charter. The Company recognized non-cash interest income and discount unwinding totaling to $859, $458 and $470, respectively, for these instruments under the caption “Interest income” in the Consolidated Statements of Operations for each of the years ended December 31, 2021, 2020 and 2019, respectively. On May 14, 2021, the outstanding balance of the notes receivable was settled. As of December 31, 2021 and December 31, 2020, the outstanding balance of the notes receivable, including accrued interest and discount unwinding, amounted to $0 and $8,013, respectively, presented under the caption “Notes Receivable, net of current portion” in the Consolidated Balance Sheets.

For each of the years ended December 31, 2021, 2020 and 2019, the Company recorded an amount of $1,127, $1,130 and $12,121, respectively, of deferred revenue amortization in the Consolidated Statements of Operations under the caption “Time charter and voyage revenues”.

As of December 31, 2021, the outstanding balances of the current and non-current portion of deferred revenue in relation to HMM amounted to $1,127 and $1,057, respectively. As of December 31, 2020, the outstanding balances of the current and non-current portion of deferred revenue in relation to HMM amounted to $1,127 and $2,185, respectively.

On January 12, 2017, the Company sold the MSC Cristina for a gross sales price of $126,000 and received a cash payment of $107,250 and a note receivable of $18,750 accruing interest at 6% per annum payable in 16 quarterly instalments. As of December 31, 2021 and 2020, the outstanding balances of the current and non-current note receivable amounted to $0. For each of the years ended December 31, 2021, 2020 and 2019, the Company recorded interest income of $0, $140 and $424, respectively, including accrued interest income of $0, $0 and $38 under the caption “Interest income” in the Consolidated Statements of Operations.